General information - Narrative (Details) $ / shares in Units, $ in Thousands, kr in Millions, SFr in Millions				1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 04, 2025 SEK (kr)	May 16, 2025 SEK (kr)	Jun. 15, 2022 USD ($) $ / shares shares	Jun. 30, 2025	Jun. 30, 2025 SEK (kr)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 22, 2025 USD ($)	Jul. 08, 2025 USD ($)	Jul. 08, 2025 CHF (SFr)	Jun. 04, 2025 USD ($) shares	Jun. 04, 2025 SEK (kr) shares	Jul. 31, 2024 USD ($)	Jul. 01, 2024 shares
General Information About Financial Statements [Line Items]
Proceeds from the capital recognition			$ 9,800
Difference – being the share listing expense			$ 83,411
General and administrative expense							$ 90,946	$ 65,713	$ 76,559
Number of shares issued (in shares) | shares						312,021,375	312,021,375	301,805,677
Other gains (losses)							$ 58,141	$ (287,207)	(296,189)
Accumulated deficit						$ 2,409,790	2,409,790	2,437,709
Cash and cash equivalents						172,359	172,359	$ 51,428	$ 11,157	$ 66,427
Current assets less current liabilities						269,900	269,900
Interest rate				6.00%
Xbrane Biopharma
General Information About Financial Statements [Line Items]
Purchase price														$ 28,900	kr 275.0
Cash transferred														12,200	116.5
Short-term liabilities														600	5.7
Financial liabilities														16,100	152.8
Transaction costs														$ 1,500	kr 14.3
Number of shares issued (in shares) | shares														1,295,507	1,295,507
Business Combination and PIPE Financing
General Information About Financial Statements [Line Items]
Incurred transaction costs										28,500
Expense capitalized										5,600
General and administrative expense										$ 22,900
Xbrane Biopharma
General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired												100.00%	100.00%
Consideration transferred, acquisition-date fair value | SFr													SFr 14.9
Consideration transferred and a bargain purchase gain												$ 8,000	SFr 6.4
Gross profit						14,100
Other gains (losses)						(600)
Facility Due June 2029
General Information About Financial Statements [Line Items]
Number of shares issued (in shares) | shares																	22,100,000
Borrowing facilities, maximum borrowing capacity																$ 965,000
Senior Term Loan Facility
General Information About Financial Statements [Line Items]
Borrowing facilities, maximum borrowing capacity						$ 100,000	$ 100,000
Senior Unsecured Convertible Bonds Due 2030
General Information About Financial Statements [Line Items]
Borrowing facilities, maximum borrowing capacity											$ 108,000
OACB Warrants
General Information About Financial Statements [Line Items]
Outstanding (in shares)			10,916,647
OACB Warrants
General Information About Financial Statements [Line Items]
Number of shares issued (in shares) | shares								419,660
Ordinary Shares
General Information About Financial Statements [Line Items]
Number of shares issued (in shares) | shares						312,021,375	312,021,375	301,805,677
Ordinary Shares | Placement
General Information About Financial Statements [Line Items]
Proceeds from issuing shares | kr	kr 750.0	kr 39.0
Ordinary Shares | Offerings
General Information About Financial Statements [Line Items]
Proceeds from issuing shares | kr					kr 789.0
Ordinary Shares | Predecessor Earn Out Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement			38,330,000
Ordinary Shares | Earnout Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement			1,250,000
Ordinary Shares | Subscription Agreements
General Information About Financial Statements [Line Items]
Common stock, shares subscribed (in shares) | shares			17,493,000
Common stock, subscription (in dollars per share) | $ / shares			$ 10.00
Common stock, value, subscriptions			$ 174,900
Ordinary Shares | OACB Warrants
General Information About Financial Statements [Line Items]
Number of shares called by each warrant or right | shares			1					1
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech							32.40%
Alvogen
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech							28.90%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech							38.70%
Maximum percentage of ownership interest held by each shareholder							2.4